Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 436,242	$ 61,443	¥ 513,351
Trade receivables	73,144	10,302	130,004
Contract assets	77,684	10,942	0
Financial assets at fair value through profit or loss	70,164	9,882	0
Inventories	22,458	3,163	0
Prepayments,other receivables and other assets	436,377	61,462	287,435
Other financial assets	27,898	3,929
Total current assets	1,143,967	161,123	930,790
Non-current assets
Right-of-use assets	14,026	1,976	17,030
Financial assets at fair value through profit or loss	34,788	4,900	11,753
Financial assets at fair value through other comprehensive income	104,970	14,785	129,060
Other financial assets	100,718	14,186
Investments accounted for using equity method	267	38
Property, plant and equipment	4,378	617	2,600
Intangible assets	13,320	1,876	833
Goodwill	40,085	5,646	0
Other non-current assets	8,580	1,208	13,869
Total non-current assets	321,132	45,232	175,145
Total assets	1,465,099	206,355	1,105,935
Current liabilities
Interest-bearing bank borrowings	72,953	10,275	38,000
Current lease liabilities	7,154	1,008	6,853
Trade payables	152,066	21,418	49,239
Income tax payables	19,170	2,700	16,214
Convertible bonds	272,684	38,407
Other payables and accruals	293,003	41,268	81,835
Total current liabilities	817,030	115,076	192,141
Non-current liabilities
Interest-bearing bank borrowings	681,821	96,032	465,155
Non-current lease liabilities	6,936	977	9,327
Deferred tax liabilities	2,917	411	438
Total non-current liabilities	691,674	97,420	474,920
Total liabilities	1,508,704	212,496	667,061
EQUITY
Share capital	165,183	23,266	146,730
Subscription receivable	(4,696)	(661)
Additional paid in capital	7,196,341	1,013,583	6,358,600
Other reserves	(65,699)	(9,254)	(35,201)
Accumulated losses	(7,338,168)	(1,033,559)	(6,031,255)
Non-controlling interests	3,434	484
Total equity	(43,605)	(6,141)	438,874
Total equity and liabilities	¥ 1,465,099	$ 206,355	¥ 1,105,935